TRANSACTIONS WITH RELATED PARTIES (Details 4) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions With Related Parties
Personnel compensation		$ 16,863	$ 17,493	$ 18,605
Board members' salaries and expenses		1,199	1,269	1,374
Bonuses or gratifications		16,057	14,404	12,861
Compensation in stock		1,923	331	66
Training expenses		68	161	122
Seniority compensation		3,842	2,619	4,154
Health funds		273	285	314
Other personnel expenses		773	916	1,396
Pension plans	[1]	2,039	(150)	431
Total		$ 43,037	$ 37,328	$ 39,323

[1]	Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.